Labor Obligations	12 Months Ended
Dec. 31, 2025
Labor Obligations
Labor Obligations

17.          Labor Obligations

Defined benefit plans.

In accordance with the Federal Labor Law, the Company is required to pay a seniority premium as a retirement benefit if an employee retires and has served at least 15 years. The seniority premium consists of a single payment equal to 12 days’ salary for each year of service based on the employee’s most recent salary, but without exceedingly twice the current minimum wage established by law.

In addition, payments for the termination benefit plan consist of an equivalent of 20 days for each year worked and 90 days based on pensionable salary determined based on actuarial calculations made by external actuaries, using the projected unit credit method.

The Mexican plans normally expose the Company to actuarial risks such as: investment risk, interest rate risk, longevity risk and salary risk.

Investment risk

The present value of the defined benefit plan obligations is calculated using a discount rate that is determined by long-term government bond yields. To select the discount rate, the yield rate of the bond is considered, which is similar to the duration of the obligations of the Company’s labor liabilities. The average days on which benefit payments are due and not the days that the bonus is due to expire are taken into account, which means that the discount rate depends on the expectation of the flow of payments of the benefits plan.

Interest risk	A decrease in the interest rate of the bonds may increase the liabilities of the plan, however, this is partially offset by an increase in the plan’s debt investment performance.

Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

There are no additional retirement benefit plans for qualifying employees.

The actuarial calculation of the defined benefit obligation was calculated as of December 31, 2025, 2024 and 2023 by actuaries certified by the National School of Actuaries (Colegio Nacional de Actuarios de México). The present value of the defined benefit obligation, and the related current service cost and past service cost, were measured using the projected unit credit method.

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	Year ended December 31,
	2025	2024	2023
Discount rate (see note 5 a.)	9.40%	10.15%	9.85%
Expected rate of salary increase	5.8%	5.8%	5.8%
Average longevity at retirement age for current employees (years)	13	14	14
Inflation	4.0%	4.0%	4.0%

The amounts recognized in the consolidated statement of income and other comprehensive income in respect of these defined benefit plans are as follows:

	Year ended December 31,
	2025		2024		2023
Service cost:
Current service cost	Ps.	10,640	Ps.	9,190	Ps.	9,013
Net interest expense		17,041		14,443		12,153
Reductions and terminations		—		—		—
Components of defined benefit costs recognized in profit or loss		27,681		23,633		21,166
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial and demographic assumptions		13,893		5,499		6,105
Actuarial gains and losses arising from experience adjustments		2,916		5,124		(3,916)
Components of defined benefit costs recognized in other comprehensive income		16,809		10,623		2,189
Total	Ps.	44,490	Ps.	34,256	Ps.	23,355

The current service cost and the net interest expense are included in the employee benefits expense in the consolidated statement of income and in other comprehensive income.

The remeasurement of the net defined benefit liability is included in other comprehensive income.

The amount included in the consolidated statement of financial position arising from the Company’s obligation in respect of its defined benefit plans is as follows:

	December 31,
	2025		2024		2023
Present value of defined benefit obligations	Ps.	196,768	Ps.	165,279	Ps.	143,058

Movements in the present value of the defined benefit obligation in the current year are as follows:

	December 31,
	2025		2024		2023
Present value of defined benefit obligation as of January 1,	Ps.	165,279	Ps.	143,058	Ps.	121,477
Current service cost		10,640		9,190		9,013
Interest cost		17,041		14,443		12,153
Reductions and terminations		—		—		—
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		13,893		5,499		6,105
Actuarial gains and losses arising from experience adjustments		2,916		5,124		(3,916)
Benefits paid		(13,001)		(12,035)		(1,774)
Present value of defined benefit obligation	Ps.	196,768	Ps.	165,279	Ps.	143,058

Significant actuarial assumptions for the determination of the defined obligation are discount rate, expected salary increase and mortality. The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

◾	If the discount rate increases (decreases) by 100 basis points, the defined benefit obligation would decrease by Ps. 19,689 (increase by Ps. 21,010).

◾	If the expected salary growth increases (decreases) by 100 basis points, the defined benefit obligation would increase by Ps. 21,457 (decrease by Ps.19,333).

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated statement of financial position.

There was no change in the methods and assumptions used in preparing the sensitivity analysis from prior years.

There was no change in the process followed by the Company to manage its risks from prior periods.

The average duration period of the benefit obligation as of December 31, 2025, is 13.37 years (2024: 14.05 years and 2023: 14.26 years).

Expected cash flows from termination benefits and seniority premium benefits for the next 10 years are as follows:

	Pensions		Seniority premium
Year	plan		benefits		Total
2026	Ps.	13,566	Ps.	3,835	Ps.	17,401
2027		3,191		3,693		6,884
2028		10,670		4,018		14,688
2029		4,479		4,414		8,893
From 2030 and subsequently		161,741		81,215		242,956
Total	Ps.	193,647	Ps.	97,175	Ps.	290,822